Current Taxes and Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Effect of Current Taxes Assets and Liabilities By Geographic Area

a.1) Current taxes assets and liabilities by geographical area:

	As of December 31, 2021				As of December 31, 2020
	Chile	USA (*)	Colombia	Totals	Chile	USA (*)	Colombia	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Current tax assets	18,871	1,713	37,600	58,184	43,533	1,443	19,723	64,699
Current tax liabilities	(393)	—	(939)	(1,332)	(596)	—	(1,170)	(1,766)
Totals, net	18,478	1,713	36,661	56,852	42,937	1,443	18,553	62,933

Schedule of current tax by geographical area

a.2) Details of current tax items by geographical area:

	As of December 31, 2021				As of December 31, 2020
	Chile	USA (*)	Colombia	Total	Chile	USA (*)	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income tax with effect in profit and loss	(51,768)	—	(2,908)	(54,676)	12,348	—	(4,284)	8,064
Income tax effect on equity, net investments hedge	(7,145)	—	—	(7,145)	(21,795)	—	—	(21,795)
Income tax effect on equity cash flows hedge	—	—	—	—	(5)	—	—	(5)
Income tax, rate 27%	(58,913)	—	(2,908)	(61,821)	(9,452)	—	(4,284)	(13,736)

Less:
Monthly Provisional Payments	25,429	—	19,494	44,923	49,340	—	21,268	70,608
Tax credit for training costs	800	—	—	800	800	—	—	800
Tax credit donations	732	—	—	732	264	—	—	264
4% event capital credit	1,460	—	—	1,460	2,920	—	—	2,920
Other taxes to be recovered (paid) (**)	48,970	1,713	20,075	70,758	(935)	1,443	1,569	2,077
Totals	18,478	1,713	36,661	56,852	42,937	1,443	18,553	62,933

(*)    Corresponds to the branch located in New York.

(**)  The other taxes to be recovered correspond mainly to monthly provisional payments and credits for training expenses paid in previous years, provisional payments for absorbed utilities with right to return, among others.

Schedule of Effect on Income

	2021	2020	2019
	MCh$	MCh$	MCh$
Income tax expense
Current tax expense	(54,676)	8,064	(77,137)
Deferred taxes
Deferred tax expenses	(52,836)	109,848	33,727
Subtotals	(107,512)	117,912	(43,410)
Others	(8,119)	(2,702)	(4,443)
Net expense for income taxes	(115,631)	115,210	(47,853)

Schedule of Effective Tax Rate Reconciliation

The nominal tax rates of the countries where consolidated subsidiaries are located are:

	2021	2020	2019
	Tax rates	Tax rates	Tax rates
Chile	27%	27%	27%
Colombia	34%	36%	33%
USA	21.0%	24.1%	21%

	For the years ended December 31,
	2021		2020		2019
	Tax rate	Amount	Tax rate	Amount	Tax rate	Amount
	%	MCh$	%	MCh$	%	MCh$
Amount calculated by using the statutory rates	27.00	(105,804)	27.00	254,169	27.00	(46,541)
Equity price level restatement for tax purposes (3)	(14.50)	62,109	5.58	23,814	(13.56)	24,037
Exchange differences due to investments in Colombia (4)	15.11	(64,713)	4.29	18,285	9.25	(16,399)
Effect of rates Colombia subsidiary (2)	(0.47)	1,992	3.02	12,884	3.33	(5,896)
Exchange differences due to investments in USA	1.51	(6,480)	0.39	1,665	1.71	(3,030)
Effect of rates New York branch	(0.19)	812	—	10	0.05	(81)
Goodwill impairment effect	—	—	(43.97)	(187,633)	—	—
Capital investments tax exemptions (5)	2.36	(10,127)	0.31	1,303	—	—
Tax effect due to unused tax benefit write off´s	(0.52)	2,232	(1.54)	(6,561)	—	—
Effect of rate change Colombia	(2.07)	8,860	(0.89)	(3,804)	(2.23)	3,954
Taxes in USA	0.87	(3,728)	(0.22)	(931)	2.68	(4,757)
Permanent and other differences (1)	0.18	(784)	0.47	2,009	(0.49)	860
Totals	29.28	(115,631)	(5.56)	115,210	27.74	(47,853)
(1)	This item contains the effects due to changes in the observed US dollar exchange rate in the valuation of the investment in the New York branch for tax purposes and other effects.
(2)	These items reflect differences in tax rates of other jurisdictions, based on the Bank's consolidated result.
(3)	During the fiscal year ended December 31, 2021, the inflation indexation adjustments over the Tax Equity was equal to 6.7% (2.7% in 2020).
(4)

For tax purposes, investment in Colombia is measured in US dollars. The devaluation (appreciation) of the Chilean peso against the US dollar generates income (expenses) for tax purposes without a corresponding effect on the accounting results. The value presented here represents the income tax expense (income) due to the effect of the exchange rate on investment in Colombia. As part of its exchange rate risk management policy, the Bank has managed this exposure through instruments available in the market to protect it financially against the tax effect generated by the variation in the exchange rate. The effect of these instruments (which offsets the tax effect presented here) is recognized in the Net exchange profit (loss) line of the Consolidated Statement of Income for the year.

(5)	Capital investments tax includes exemptions in accordance with art 104 LIR, gains (loss) from sales of investments are not subject to income tax.

Schedule of "OCI" that may be Reclassified Subsequent to Profit or Loss

The table below sets for a summary of the deferred tax effect on other comprehensive income for the years ended December 31, 2021, 2020 and 2019, which consists of the following items:

d.1) Tax effect of “OCI” that may be reclassified subsequently to profit or loss:

	2021	2020	2019
	MCh$	MCh$	MCh$
Debt instruments at fair value through other comprehensive income	10,569	1,558	(5,926)
Hedge of a net investment in foreign operations	18,417	(21,795)	14,373
Cash flows hedge	(19,092)	(3,034)	(162)
Total charge to other comprehensive income	9,894	(23,271)	8,285

d.2) “OCI” that may not be reclassified subsequently to profit or loss:

	2021	2020	2019
	MCh$	MCh$	MCh$
Income tax relating to defined benefit obligation	(274)	(19)	1,542
Total charge to other comprehensive income	(274)	(19)	1,542

Summary of Effect for Deferred Taxes Presented Assets and Liabilities

Detail of effects for deferred taxes presented in assets and liabilities is as follows:

	As of December 31, 2021			As of December 31, 2020
	Assets	Liabilities	Net	Assets	Liabilities	Net
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	208,859	—	208,859	242,422	—	242,422
Accrued interest on past due portfolio	3,919	—	3,919	6,031	—	6,031
Unearned price differences	340	—	340	183	—	183
Personnel provisions	11,339	—	11,339	10,183	17	10,200
Contingencie provisions	54,579	—	54,579	1,693	—	1,693
Tax losses	57,248	—	57,248	51,546	—	51,546
Net tax value of amortizable assets	1,459	—	1,459	2,231	—	2,231
Depreciation of property, plant and equipment	(29,541)	—	(29,541)	(30,697)	(274)	(30,971)
Lease division and others	17,249	—	17,249	10,803	—	10,803
Mark to market of financial instruments	(34,892)	—	(34,892)	37,727	—	37,727
Itaú-Corpbanca business combination	(17,399)	—	(17,399)	(30,263)	—	(30,263)
IFRS 16 leases effect	(2,275)	—	(2,275)	1,643	—	1,643
Others	1,326	—	1,326	9,054	20	9,074
Totals assets (liabilities) for deferred taxes	272,211	—	272,211	312,556	(237)	312,319

Schedule of Deferred Taxes by Geographic Area

e.2) Deferred taxes by geographic area:

	As of December 31, 2021				As of December 31, 2020
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deferred tax assets	182,981	15,717	73,513	272,211	250,260	14,408	47,888	312,556
Deferred tax liabilities	—	—	—	—	—	—	(237)	(237)
Net by geographic area	182,981	15,717	73,513	272,211	250,260	14,408	47,651	312,319

Schedule of Effects of Deferred Taxes on Assets and Liabilities

Effects of deferred taxes on assets and liabilities arising from temporary differences (by geographic area) are as follows:

	As of December 31, 2021				As of December 31, 2020
	Chile	USA	Colombia	Total	Chile	USA	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Allowances for loan losses	185,022	(251)	24,088	208,859	212,344	(91)	30,169	242,422
Accrued interest on past due portfolio	3,919	—	—	3,919	6,031	—	—	6,031
Unearned price differences	340	—	—	340	183	—	—	183
Personnel provisions	4,286	393	6,660	11,339	6,449	195	3,556	10,200
Contingencie provisions	41,866	(1,774)	14,487	54,579	25,532	(3,588)	(20,251)	1,693
Tax losses	3,157	17,038	37,053	57,248	1,744	15,500	34,302	51,546
Net tax value of amortizable assets	1,459	—	—	1,459	2,231	—	—	2,231
Depreciation of property, plant and equipment	(29,469)	(56)	(16)	(29,541)	(31,611)	(68)	708	(30,971)
Lease division and others	7,501	—	9,748	17,249	3,682	—	7,121	10,803
Mark to market of financial instruments	(16,212)	368	(19,048)	(34,892)	41,149	(448)	(2,974)	37,727
Itaú-Corpbanca business combination	(17,446)	—	47	(17,399)	(27,673)	—	(2,590)	(30,263)
IFRS 16 leases effect	(2,137)	(1)	(137)	(2,275)	1,080	48	515	1,643
Others	695	—	631	1,326	9,119	2,860	(2,905)	9,074
Totals assets (liabilities), net	182,981	15,717	73,513	272,211	250,260	14,408	47,651	312,319